Balance Sheet Components - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Finance lease right-of-use assets	$ 878		$ 179	$ 179
Property, plant and equipment, and finance lease right-of-use asset gross	181,570		174,091	120,905
Less: Accumulated depreciation and amortization	(71,145)		(66,539)	(58,659)
Total	110,425		107,552	62,246
Depreciation and amortization expense	4,717	$ 3,381	12,606	15,689	$ 15,536
Computer hardware
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,020		5,465	5,195
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	12,813		11,012	9,561
Internally used vehicles and charging systems
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	15,177		15,177	16,459
Leased vehicles and batteries
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,142		5,142	6,863
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	30,883		10,716	10,516
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	54,195		28,942	28,302
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,282		2,523	1,861
Tooling
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	23,971		22,430	21,726
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 29,209		$ 72,505	$ 20,243